Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 12 – Subsequent Events

Management evaluated all additional events through the date the consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any material subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

The Company filed with the Securities and Exchange Commission (“SEC”) a prospectus on Form S-1 with the objective, when effective, of raising up to $15,000,000 to fund the Company’s working capital and operating capital needs for, at a minimum, calendar year 2025, and at maximum, through calendar year 2029. The Company has received comments from the SEC and is preparing responses to the same.

During the month of October 2024, the Company raised $1,200,000 in working capital in connection with sales of its Series C Preferred Stock at a price of $0.30 per share.

Note 15 – Subsequent Events

Management has evaluated subsequent events through July 30, 2024, which is the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On January 3 and 31, 2024, The Company received subscriptions of $165,000 in cash for 50,000 shares of Convertible Series C Preferred Stock in connection with subscription agreements signed with investors at prices of $2.40 and $6.00 per share.

The company had the following transactions in the Common stock as follows:

•	On February 14, 2024, 250,000 shares issued to a director of the Company.

•	On February 14, 2024, 1,150,000 shares issued for MFB Ohio board advisory fees.

•	On February 14, 2024,456,762 shares for conversion of debt and accrued interest.

•	On February 14, 2024, 1,900,000 shares issued to consultants for services.

•	On March 22, 2024,65,000,000 shares were cancelled by our Chief Executive Officer.

The Company had the following transactions in the Series C Preferred shares as follows:

•	On February 13, 2024, 108,333 shares issued for stock payable.

•	On February 13, 2024, 40,000 shares issued to consultants for services.